Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2020
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Cash and cash equivalents (excluding overdrafts)
17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2020	2019
Cash at bank and in hand	599	401
Short-term bank deposits	498	36

	1,097	437

Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.
At the end of 2020, the currency split of cash and cash equivalents was US dollar 14% (2019: 30%), sterling 64% (2019: 12%), and other 22% (2019: 58%).
Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature.
Cash and cash equivalents include the following for the purpose of the cash flow statement:

All figures in £ millions	2020	2019
Cash and cash equivalents	1,116	437
Bank overdrafts	(3)	(3)

	1,113	434

The cash and cash equivalents balance of £1,116m includes £19m (2019: nil) classified as held for sale. The Group has certain cash pooling arrangements in US dollars, Sterling, Euro and Canadian dollars where both the company and the bank have a legal right of offset. Offsetting amounts are presented gross in the balance sheet. Offset arrangements in respect of derivatives are shown in note 16.